Blackstone Real Estate Income Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Value
Blackstone Real Estate Income Master Fund (“Master Fund”) — 100.1% (COST $564,324,940)	$580,381,450

Other Assets, less Liabilities — (0.1)%	(865,197)

Total Net Assets — 100.0%	$579,516,253

See Notes to Schedule of Investments.

Blackstone Real Estate Income Fund

Notes to Schedule of Investments

March 31, 2019 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund (the “Feeder Fund I”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Feeder Fund I commenced investment operations on April 1, 2014. The Feeder Fund I’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Feeder Fund I pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Feeder Fund I. The Master Fund consolidates a wholly-owned subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd. (the “Subsidiary” and together with the Master Fund, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund I is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Fund I supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund I’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Fund I’s day-to-day investment activities and operations.

The Consolidated Master Fund’s Schedule of Investments, which are attached hereto, are an integral part of these Schedule of Investments and should be read in conjunction with the Feeder Fund I’s Schedule of Investments. At March 31, 2019, Feeder Fund I held an approximately 73% ownership interest in the Consolidated Master Fund.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Fund I.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Feeder Fund I is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The Feeder Fund I’s Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The preparation of Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Schedule of Investments are reasonable and prudent; however, actual results may differ from these estimates.

Investment in Consolidated Master Fund and Fair Value Measurement

The Feeder Fund I’s investment in the Consolidated Master Fund is recorded at fair value and is based upon the Feeder Fund I’s percentage ownership of the net assets of the Consolidated Master Fund. The performance of the Feeder Fund I is directly affected by the performance of the Consolidated Master Fund. See Note 2 to the Consolidated Master Fund’s Schedule of Investments for the determination of fair value of the Consolidated Master Fund’s investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
LONG-TERM INVESTMENTS — 146.1%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 89.6%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.58%, 04/15/35 (a),(b),(c)	$11,034,000	$11,065,672
Ashford Hospitality Trust,
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 5.23%, 05/15/35 (a),(b),(c)	8,961,000	8,951,548
Series 2018-KEYS, Class E, 1 mo. USD LIBOR + 4.15%, 6.63%, 05/15/35 (a),(b),(c)	5,897,000	5,890,730
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 8.10%, 12/26/46 (a),(b),(d)	22,162,790	22,743,573
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.54%, 09/11/38 (a),(b),(d)	766,921	481,059
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class B, 5.66%, 10/12/41 (a),(b),(d)	2,450,980	2,316,206
BHMS Mortgage Trust, Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 5.48%, 07/15/35 (a),(b),(c)	10,401,000	10,302,946
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.35%, 10/15/34 (a),(b),(d)	2,470,000	2,493,746
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c)	5,741,000	4,704,015
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class D, 4.87%, 09/10/45 (a),(b),(c)	3,923,000	3,808,078
Series 2012-GC8, Class E, 4.87%, 09/10/45 (a),(b),(c)	6,296,926	5,556,118
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.60%, 03/10/47 (a),(b),(d)	100,000	91,697
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a),(c)	1,208,000	1,052,207
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (a),(d)	1,409,000	1,422,584
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a),(c)	13,754,000	9,947,900
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(d)	5,951,000	3,763,151
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(d)	9,169,000	4,802,242
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(d)	15,121,412	4,372,598
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.64%, 06/10/44 (a),(b),(d)	1,477,430	1,143,960
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	9,211,908	4,866,316
Commercial Mortgage Trust, Series 2013-CR11, Class G, 4.27%, 08/10/50 (a),(b),(d)	21,428,233	8,783,126
Commercial Mortgage Trust,
Series 2013-CR8, Class E, 3.96%, 06/10/46 (a),(b),(c)	9,423,992	8,139,508
Series 2013-CR8, Class F, 3.96%, 06/10/46 (a),(b),(d)	3,009,000	2,283,191
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.27%, 08/10/46 (a),(b),(c)	2,218,000	2,188,095
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 6.14%, 08/15/31 (a),(b),(d)	16,277,032	15,527,613
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 6.99%, 08/15/31 (a),(b),(d)	10,553,187	9,343,036
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.69%, 10/10/47 (a),(c)	924,000	810,567
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	3,759,779
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 3.96%, 12/10/47 (a),(b),(d)	658,000	575,173
Series 2014-UBS6, Class E, 4.46%, 12/10/47 (a),(b),(c)	9,693,000	7,218,111
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	12,398,000	8,906,685
Series 2015-CR22, Class F, 3.00%, 03/10/48 (a),(d)	7,294,000	4,622,596
Commercial Mortgage Trust,
Series 2015-CR23, Class D, 4.25%, 05/10/48 (b),(d)	958,000	917,685
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(c)	5,489,000	4,046,689
Series 2015-CR23, Class F, 4.25%, 05/10/48 (a),(b),(d)	1,170,000	778,814
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	3,165,000	2,829,426
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.79%, 08/10/48 (b),(c),(d)	5,975,000	4,929,296
Commercial Mortgage Trust, Series 2015-CR27, Class D, 3.47%, 10/10/48 (a),(b),(c)	6,540,000	5,986,062
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.30%, 07/10/48 (b),(c)	1,409,000	1,324,139
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(c)	9,077,000	6,581,144
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.77%, 08/10/49 (a),(b),(c)	1,456,000	1,222,347
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.39%, 10/10/49 (a),(b),(c)	8,294,000	6,880,804
Commercial Mortgage Trust, Series 2016-CR28, Class D, 3.90%, 02/10/49 (b),(c)	688,000	665,625

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2016-DC2, Class D, 3.89%, 02/10/49 (a),(b),(d)	$877,000	$763,965
CoreVest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a),(d)	933,000	978,257
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.24%, 06/15/39 (b),(d)	47,829	34,778
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	4,961,000	4,865,150
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	4,295,847	2,851,039
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b),(d)	3,747,000	2,758,646
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b),(d)	5,786,000	3,332,080
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.24%, 10/15/32 (a),(b),(c)	12,967,500	12,828,383
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class D, 2.75%, 04/15/51 (a),(b),(d)	1,165,000	972,440
European Loan Conduit,
Series 31, Class D, 3 mo. USD LIBOR + 2.30%, 2.30%, 10/26/28 (b),(c)	€1,546,068	1,727,233
Series 31, Class E, 3 mo. USD LIBOR + 3.25%, 3.25%, 10/26/28 (b),(c)	€6,942,301	7,707,468
FREMF Mortgage Trust, Series 2016-K60, Class D, 0.00%, 12/25/49 (a),(d)	$41,179,337	23,288,962
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 9.13%, 03/25/26 (a),(b),(c)	927,457	998,170
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 7.49%, 09/25/23 (a),(b),(c)	2,665,445	2,809,901
FREMF Mortgage Trust, Series 2017-KGL1, Class BFL, 4.99%, 10/25/27 (a),(b),(c)	16,539,763	16,575,896
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27 (a),(b),(c)	8,847,000	8,321,560
FREMF Mortgage Trust, Series 2018-K154, Class B, 4.02%, 11/25/32 (a),(b),(c),(d)	4,468,000	3,928,955
FREMF Mortgage Trust, Series 2018-K155, Class B, 4.16%, 04/25/33 (a),(b),(c)	2,849,000	2,546,330
FREMF Mortgage Trust, Series 2018-K156, Class B, 4.07%, 07/25/36 (a),(b),(c)	3,132,000	2,759,718
FREMF Mortgage Trust, Series 2018-K158, Class B, 4.27%, 10/25/33 (a),(c)	4,177,000	3,716,281
FREMF Mortgage Trust, Series 2019-KC03, Class B, 4.37%, 01/25/26 (a),(b),(d)	1,960,000	1,957,194
FREMF Mortgage Trust, Series 2019-KF59, Class C, 8.49%, 02/25/29 (a),(b),(d)	69,792,000	69,695,101
FREMF Mortgage Trust, Series 2019-KL4L, Class BCR, 5.99%, 11/25/25 (a),(b),(d)	1,596,706	1,527,158
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class D, 5.98%, 12/10/49 (b),(d)	1,436,329	1,438,998
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.75%, 11/10/45 (b),(d)	4,114,681	4,159,880
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(d)	1,068,593	915,584
GRACE Mortgage Trust, Series 2014-GRCE, Class G, 3.59%, 06/10/28 (a),(b),(c)	9,295,000	9,124,036
GS Mortgage Securities Corp. II, Series 2006-CC1, Class A, 5.53%, 03/21/46 (a),(b),(d)	2,213,733	2,017,031
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50 (c)	5,107,000	4,564,349
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.59%, 10/10/32 (a),(b),(c)	11,131,000	10,936,353
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	2,297,000	518,932
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.75%, 11/10/45 (a),(b),(c)	10,250,422	9,425,653
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.97%, 04/10/47 (a),(b),(c),(d)	3,875,000	3,354,041
GS Mortgage Securities Trust, Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(d)	843,000	781,390
GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 1 mo. USD LIBOR + 3.90%, 6.03%, 07/15/31 (a),(b),(c),(d)	2,916,147	2,916,740
GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.75%, 05/10/49 (a),(c)	3,325,000	2,881,661
GS Mortgage Securities Trust, Series 2017-GS8, Class D, 2.70%, 11/10/50 (a),(c)	3,789,000	3,223,013
Hilton Orlando Trust, Series 2018-ORL, Class F, 6.13%, 12/15/34 (a),(b),(c)	8,321,000	8,372,341
Hilton USA Trust, Series 2016-HHV, Class F, 4.19%, 11/05/38 (a),(b),(d)	8,995,000	8,540,960
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 6.02%, 07/17/34 (a),(b),(d)	882,000	881,435
Homeward Opportunities Fund, Series 2019-HOF, 1.00%, 01/25/59 (a),(e)	2,256,000	2,255,954
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, 5.58%, 01/15/33 (a),(b),(c)	13,602,000	13,533,281
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 5.82%, 03/15/46 (a),(b),(d)	1,738,294	1,745,813
Series 2005-LDP1, Class H, 5.82%, 03/15/46 (a),(b),(d)	1,263,460	1,106,980
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	40,868,368	24,688,360
Series 2006-LDP9 SEQ, Class AM, 5.37%, 05/15/47 (d)	497,407	498,542
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.32%, 01/15/49 (b),(c)	1,114,210	1,105,260
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class C, 1 mo. USD LIBOR + 3.03%, 5.51%, 11/15/31 (a),(b),(d)	646,000	643,702
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.79%, 08/15/49 (a),(b),(c)	3,859,000	3,531,023

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.46%, 08/15/49 (a),(b),(c)	$1,413,000	$1,240,076
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.44%, 12/15/49 (a),(b),(c)	4,056,000	3,566,148
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class E, 5.48%, 02/15/35 (a),(b),(c)	6,223,000	6,272,072
Series 2018-ASH8, Class F, 6.48%, 02/15/35 (a),(b),(c)	5,267,000	5,295,540
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.89%, 01/15/47 (a),(b),(c)	2,052,000	2,062,028
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.67%, 05/15/48 (b),(c)	2,550,000	2,080,543
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.78%, 07/15/48 (b),(d)	9,270,000	8,478,725
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.12%, 08/15/48 (b),(d)	602,000	542,958
Series 2015-C31, Class E, 4.62%, 08/15/48 (a),(b),(d)	4,934,000	3,568,516
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, 4.17%, 11/15/48 (b),(c),(d)	3,055,000	2,628,507
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.09%, 12/15/49 (a),(b),(c)	1,305,000	1,117,470
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.25%, 08/15/36 (a),(b),(d)	554,918	557,542
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class H, 5.78%, 02/15/40 (a),(b),(d)	658,610	659,109
Series 2005-C1, Class J, 6.02%, 02/15/40 (a),(b),(d)	474,713	351,646
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.55%, 03/15/39 (b),(d)	2,659,794	2,602,096
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	6,203,491	4,481,769
Lone Star Portfolio Trust,
Series 2015-LSP, Class B, 1 mo. USD LIBOR + 2.85%, 5.33%, 09/15/28 (a),(b),(d)	99,938	99,995
Series 2015-LSP, Class D, 1 mo. USD LIBOR + 4.25%, 6.73%, 09/15/28 (a),(b),(c)	1,656,105	1,664,258
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c)	3,258,000	3,097,948
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. USD LIBOR + 3.25%, 3.25%, 02/18/20 (b),(c)	€8,422,610	9,458,745
Series 2018-2MGN, Class B, 3 mo. USD LIBOR + 4.75%, 4.75%, 02/18/20 (b),(e)	€9,096,000	10,213,443
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class F, 5.30%, 08/12/39 (a),(b),(d)	$156,910	120,729
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.60%, 07/12/38 (b),(d)	6,131,696	6,224,621
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.74%, 06/12/50 (b),(d)	1,328,680	935,300
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	2,997,986	2,190,831
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	3,403,143	2,472,070
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(c)	6,380,000	5,903,754
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 4.91%, 04/15/47 (a),(b),(c)	4,000,000	3,700,514
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class LNC4, 4.75%, 12/15/46 (a),(c)	6,554,649	6,618,070
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.24%, 04/15/48 (a),(b),(c)	5,309,000	4,822,404
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a),(d)	688,000	548,075
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.73%, 09/15/42 (a),(b),(d)	2,389,120	2,358,411
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,524,371	2,891,563
Morgan Stanley Capital I Trust, Series 2006-T23, Class E, 6.15%, 08/12/41 (a),(b),(d)	1,328,000	1,262,885
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class B, 6.12%, 06/11/49 (a),(b),(d)	13,453,000	13,504,092
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c)	2,077,000	1,906,648
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class F, 3.79%, 11/15/32 (a),(b),(c)	8,278,000	7,974,592
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 5.24%, 06/15/35 (a),(b),(d)	311,000	309,048
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 6.24%, 06/15/35 (a),(b),(d)	750,000	741,689
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 5.22%, 02/15/33 (a),(b),(c)	2,619,000	2,598,406
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class E, 1 mo. USD LIBOR + 2.25%, 4.73%, 11/15/34 (a),(b),(c)	2,916,000	2,889,957

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.84%, 10/10/48 (a),(b),(c),(d)	$1,866,000	$1,747,811
Taurus, Series 2017-UK2, Class E, 3 mo. USD LIBOR + 3.65%, 4.52%, 11/17/27 (b)	£2,812,254	3,614,376
Taurus,
Series 2018-IT1, Class D, 3 mo. USD LIBOR + 3.35%, 3.35%, 05/18/30 (b),(c)	€1,495,000	1,645,523
Series 2018-IT1, Class E, 3 mo. USD LIBOR + 4.50%, 4.50%, 05/18/30 (b),(c)	€1,495,000	1,645,948
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 1 mo. USD LIBOR + 3.18%, 5.66%, 11/11/34 (a),(b),(c)	$9,327,670	9,367,769
Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.15%, 09/17/34 (a),(d)	2,047,000	2,066,209
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (a),(b),(c)	2,492,000	1,911,883
VNO Mortgage Trust, Series 2016-350P, Class E, 3.90%, 01/10/35 (a),(b),(c)	4,939,000	4,746,251
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.22%, 06/15/48 (b),(c),(d)	4,204,000	3,747,927
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class D, 4.50%, 09/15/58 (a),(b),(d)	116,000	112,529
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class E, 2.63%, 04/15/50 (a),(d)	1,106,000	757,800
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class D, 3.21%, 10/15/49 (a),(d)	5,565,000	4,783,490
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	4,891,181
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.70%, 12/15/46 (a),(b),(c)	2,106,000	2,053,044
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (a)	362,000	328,328
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class D, 3.90%, 09/15/57 (a),(b),(c)	1,588,000	1,297,420
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(b),(d)	613,000	553,836
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (a),(b),(c)	10,080,000	9,161,640

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $694,687,349)		712,647,592

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 25.2%
Civic Mortgage LLC, Series 2018-1, Class A2, 4.86%, 06/25/22 (a),(d)	327,691	325,607
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class A, 3 mo. USD LIBOR + 2.75%, 2.75%, 04/20/20 (a),(b),(c)	€106,724,502	119,913,487
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (a),(e)	€106,724,502	83,885
Federal Home Loan Mortgage Corp., Series 2017-HRP1, Class B1, 7.09%, 12/25/42 (b),(d)	$5,480,000	5,865,039
Federal Home Loan Mortgage Corp.,
Series 2018-SPI2, Class M2A, 3.82%, 05/25/48 (a),(b),(d)	3,823,000	3,767,996
Series 2018-SPI2, Class M2B, 3.82%, 05/25/48 (a),(b),(d)	3,823,000	3,420,198
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.46%, 11/25/48 (a),(b),(d)	1,334,000	1,273,772
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 5.04%, 12/25/30 (b),(c),(d)	17,209,000	17,313,188
Freddie Mac Stacr Trust, Series 2018-HRP1, Class B1, 6.24%, 04/25/43 (a),(b),(d)	5,014,000	5,135,934
JEPSON,
Series 2019-1, Class D, 1 mo. EURIBOR + 1.50%, 1.13%, 11/24/57	€1,616,000	1,766,399
Series 2019-1, Class E, 1 mo. EURIBOR + 1.50%, 1.13%, 11/24/57	€1,515,000	1,597,249
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (a),(d)	$1,484,000	1,484,849
LHOME Mortgage Trust, Series 2019-RTL1 SEQ, Class A2, 4.95%, 10/25/23 (a),(d)	2,353,000	2,355,921
New Residential Mortgage LLC,
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(d)	3,666,318	3,711,527
Series 2018-FNT2, Class F, 5.95%, 07/25/54 (a),(d)	4,779,719	4,838,944
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 12 mo. USD LIBOR + 2.70%, 5.21%, 04/25/49 (a),(b),(d)	647,000	652,660
Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.00%, 11/25/22 (a),(b),(d)	5,701,000	5,618,394
Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.00%, 04/25/23 (a),(b),(d)	1,454,000	1,429,590
Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 07/25/58 (a),(b),(d)	6,152,000	5,648,208
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 12 mo. USD LIBOR + 2.70%, 5.05%, 04/25/49 (a),(b)	917,000	916,805
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 3 mo. USD LIBOR + 1.60%, 2.53%, 01/24/59 (b)	£2,113,299	2,707,615
Series 2018-1, Class D, 3 mo. USD LIBOR + 2.00%, 2.93%, 01/24/59 (b)	£2,651,295	3,390,116
Series 2018-1, Class E, 3 mo. USD LIBOR + 2.65%, 3.58%, 01/24/59 (b)	£2,082,710	2,654,450
Vericrest Opportunity Loan Trust LLC, Series 2017-NPL9 SEQ, Class A2, 4.63%, 09/25/47 (a),(d)	$2,773,000	2,715,722
Verus Securitization Trust, Series 2019-1, Class B1, 5.31%, 02/25/59 (a),(b),(d)	1,980,000	1,996,577
Verus Securitization Trust, Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (a)	267,000	266,948

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $207,339,239)		200,851,080

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.3%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class XA, 0.82%, 10/15/34 (a),(b),(d),(f)	$508,000	$13,772
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 1.92%, 07/10/46 (a),(b),(c),(f)	1,148,235	20,227
Core Industrial Trust, Series 2015-TEXW, Class XB, 0.29%, 02/10/34 (a),(b),(d),(f)	21,920,000	168,122
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.12%, 10/15/32 (a),(b),(d),(f)	92,814,500	402,165
Federal Home Loan Mortgage Corp.,
Series 2019-ML05, Class XCA, 0.25%, 11/25/33 (b),(f)	23,280,000	527,439
Series 2019-ML05, Class XUS, 0.47%, 01/25/36 (b),(f)	20,789,000	916,096
Federal Home Loan Mortgage Corp., Series K-1510, Class X3, 3.40%, 01/25/37 (b),(d),(f)	11,429,217	3,936,280
Federal Home Loan Mortgage Corp., Series K055, Class X3, 1.64%, 04/25/44 (b),(c),(f)	74,288,237	7,237,331
Federal Home Loan Mortgage Corp., Series K062, Class X3, 2.08%, 01/25/45 (b),(c),(f)	62,239,053	8,303,430
Federal Home Loan Mortgage Corp., Series K063, Class X3, 2.07%, 02/25/45 (b),(c),(f)	50,356,435	6,790,857
Federal Home Loan Mortgage Corp., Series K071, Class X1, 0.29%, 11/25/27 (b),(d),(f)	182,104,461	4,098,880
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.23%, 05/25/28 (b),(c),(f)	16,484,809	2,683,068
Federal Home Loan Mortgage Corp., Series K079, Class X3, 2.26%, 07/25/46 (b),(c),(f)	9,630,000	1,611,208
Federal Home Loan Mortgage Corp., Series K083, Class X3, 2.29%, 10/25/28 (b),(c),(f)	26,880,916	4,651,151
Federal Home Loan Mortgage Corp., Series K089, Class X3, 2.37%, 01/25/46 (b),(f)	6,715,000	1,211,183
Federal Home Loan Mortgage Corp., Series K151, Class X1, 0.42%, 04/25/30 (b),(d),(f)	68,489,837	2,292,560
Federal Home Loan Mortgage Corp., Series K154, Class X1, 0.31%, 11/25/32 (b),(d),(f)	62,642,746	1,943,053
Federal Home Loan Mortgage Corp., Series K156, Class X1, 0.07%, 06/25/33 (b),(d),(f)	69,734,490	812,484
Federal Home Loan Mortgage Corp.,
Series K157, Class X1, 0.02%, 08/25/33 (b),(c),(f)	434,380,225	2,992,315
Series K157, Class X3, 3.23%, 09/25/33 (b),(c),(f)	9,502,000	3,038,673
Federal Home Loan Mortgage Corp.,
Series K158, Class X1, 0.07%, 10/25/33 (d),(f)	427,061,844	5,459,217
Series K158, Class X3, 3.20%, 11/25/33 (c),(f)	9,656,562	3,097,819
Federal Home Loan Mortgage Corp., Series K159, Class X3, 3.27%, 11/25/33 (b),(d),(f)	2,505,000	818,604
Federal Home Loan Mortgage Corp., Series KBX1, Class X1, 0.09%, 01/25/26 (b),(c),(f)	667,207,000	4,598,791
Federal Home Loan Mortgage Corp., Series KC02, Class X3, 3.06%, 08/25/25 (b),(c),(f)	9,652,000	1,475,523

Federal Home Loan Mortgage Corp., Series KC03, Class X1, 0.49%, 11/25/24 (b),(d),(f)	29,266,000	741,047
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.06%, 03/25/29 (b),(c),(f)	9,077,000	2,083,655
Federal Home Loan Mortgage Corp., Series KW08, Class X3, 3.29%, 10/25/31 (b),(f)	6,658,000	1,585,227
FREMF Mortgage Trust,
Series 2016-K60, Class X2A, 0.10%, 12/25/49 (a),(c),(f)	848,473,212	4,166,937
Series 2016-K60, Class X2B, 0.10%, 12/25/49 (a),(d),(f)	218,008,797	1,131,422
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.46%, 10/10/32 (a),(b),(d),(f)	35,804,000	566,684
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.06%, 04/10/47 (b),(d),(f)	5,271,453	196,651
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.70%, 01/15/25 (a),(b),(c),(f)	92,471,000	553,217
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39 (a),(b),(f)	34,399,000	1,594,978
TMSQ Mortgage Trust, Series 2014-1500, Class XA, 0.15%, 10/10/36 (a),(b),(d),(f)	45,653,000	447,235

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $82,140,065)		82,167,301

COLLATERALIZED DEBT OBLIGATIONS — 0.5%
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 3.09%, 05/21/42 (a),(b),(d)	6,749,874	3,762,356
Series 2007-2A, Class E, 3 mo. USD LIBOR + .50%, 3.14%, 05/21/42 (a),(b),(d),(g)	5,683,884	15,062
Series 2007-2A, Class F, 3 mo. USD LIBOR + .60%, 3.24%, 05/21/42 (a),(b),(d),(g)	7,751,535	20,542

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $4,047,409)		3,797,960

BANK LOAN — 8.2%
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 6.35%, 12/06/24 (b)	2,679,407	2,645,084
Bulldog Purchaser Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 6.25%, 08/22/25 (b)	11,944,816	11,739,544
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 2 mo. LIBOR + 4.00%, 6.56%, 03/29/24 (b)	27,660,524	26,692,405
ESH Hospitality, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 4.50%, 08/30/23 (b)	4,617,545	4,577,141

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 4.19%, 02/06/22 (b)	$7,773,000	$7,598,108
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.50%, 4.75%, 08/29/25 (b)	5,244,855	5,212,075
NMI Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.75%, 7.25%, 05/17/23 (b)	5,028,289	5,028,289
Walker & Dunlop, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.25%, 4.75%, 10/31/25 (b)	1,699,740	1,680,618

TOTAL BANK LOAN (COST $65,894,115)		65,173,264

HIGH YIELD BONDS & NOTES — 11.8%
CPUK Finance Ltd.,
4.25%, 02/28/47	£22,472,000	$29,405,952
4.88%, 02/28/47	£7,514,000	9,608,031
Diamond Resorts International, Inc., 7.75%, 09/01/23 (a),(c),(d)	$11,392,000	11,384,880
ESH Hospitality, Inc., 5.250% - 01 May 2025, 5.25%, 05/01/25 (a),(c)	2,684,000	2,666,084
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/24 (c)	12,968,000	13,460,395
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (d)	8,310,000	8,255,105
LGI Homes, Inc., 6.88%, 07/15/26 (a),(d)	4,495,000	4,482,414
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26 (a),(c)	8,663,000	9,060,675
Newmark Group, Inc., 6.13%, 11/15/23 (c),(d)	5,182,000	5,348,768

TOTAL HIGH YIELD BONDS & NOTES (COST $92,195,125)		93,672,304

	Shares	Value
COMMON STOCK — 0.5%
Specialty Finance — 0.5%
Redwood Trust, Inc.	151,447	2,445,869
TPG RE Finance Trust, Inc. (d)	73,849	1,447,440

TOTAL SPECIALTY FINANCE (COST $3,847,857)		3,893,309

TOTAL COMMON STOCK (COST $3,847,857)		3,893,309

TOTAL LONG-TERM INVESTMENTS (COST $1,150,151,159)		1,162,202,810

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
MONEY MARKET FUND — 4.7%
JP Morgan Prime Money Market Fund, Capital Class, 2.33% (h)	$37,235,320	37,235,320

TOTAL SHORT-TERM INVESTMENTS (COST $37,235,320)		37,235,320

PURCHASED OPTIONS — 0.0%

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options — 0.0%
Invesco Senior Loan ETF	22.00 USD	04/18/19	17	37,400	$272	$85	$(187)
iShares iBoxx High Yield Corp.	83.00 USD	05/17/19	2,340	19,422,000	200,331	44,460	(155,871)
iShares iBoxx High Yield Corp.	83.00 USD	06/21/19	1,924	15,969,200	145,782	78,884	(66,898)

TOTAL EXCHANGE-TRADED PUT OPTIONS					$346,385	$123,429	$(222,956)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options — 0.0%
Cboe Volatility Index	20.00 USD	05/22/19	1,805	3,610,000	$210,450	$180,500	$(29,950)
Cboe Volatility Index	20.00 USD	04/17/19	1,152	2,304,000	91,008	46,080	(44,928)

TOTAL EXCHANGE-TRADED CALL OPTIONS					301,458	226,580	(74,878)

TOTAL PURCHASES OPTIONS					$647,843	$350,009	$(297,834)

TOTAL INVESTMENTS IN SECURITIES — 150.8% (COST $1,188,034,322)							1,199,788,139

	Principal Amount	Value
SECURITIES SOLD SHORT — (8.2)%
FOREIGN GOVERNMENT OBLIGATIONS — (3.4)%
United Kingdom Gilt, 0.50%, 07/22/22 (i)	£17,237,000	$(22,369,939)
United Kingdom Gilt, 2.00%, 09/07/25 (i)	3,117,000	(4,376,383)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $26,256,658)		(26,746,322)

U.S. TREASURY NOTES — (4.8)%
U.S. Treasury Notes, 2.25%, 08/15/27	$22,000,000	(21,807,500)
U.S. Treasury Notes, 2.88%, 05/15/28	16,000,000	(16,635,000)

TOTAL U.S. TREASURY NOTES (PROCEEDS $37,477,968)		(38,442,500)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $63,734,626)		(65,188,822)

Other Assets and Liabilities (j) — (42.6)%		(339,136,499)

Net Assets — 100.0%		$795,462,818

Footnote Legend:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2019.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)	Security is classified within Level 3 of the fair value hierarchy as it is valued using significant unobservable inputs.
(f)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(h)	Rate disclosed, the 7 day net yield, is as of March 31, 2019.
(i)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(j)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at March 31, 2019

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Cboe Volatility Index	35.00 USD	04/17/19	1,152	(4,032,000)	$(19,584)	$(5,760)	$13,824
Cboe Volatility Index	30.00 USD	05/22/19	936	(2,808,000)	(39,311)	(32,760)	6,551
Cboe Volatility Index	35.00 USD	05/22/19	869	(3,041,500)	(23,463)	(17,380)	6,083

TOTAL WRITTEN OPTIONS					$(82,358)	$(55,900)	$26,458

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

At March 31, 2019, the Consolidated Master Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

UNFUNDED BANK LOAN — 0.1%

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Bulldog Purchaser Inc., 2018 Delayed Draw Term Loan, Unfunded + 3.75%, 3.75%, 08/22/25 (b)	583,072	569,772	(8,059)

Reverse Repurchase Agreements Outstanding at March 31, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets	3.29%	02/19/19	05/20/19	$2,325,000	$2,333,712
Citigroup Global Markets	3.30%	02/11/19	05/13/19	2,046,000	2,055,190
Citigroup Global Markets	3.30%	02/11/19	05/13/19	3,528,000	3,543,847
Citigroup Global Markets	3.30%	02/11/19	05/13/19	1,220,000	1,225,480
Citigroup Global Markets	3.30%	02/11/19	05/13/19	1,137,000	1,142,107
Citigroup Global Markets	3.30%	02/11/19	05/13/19	2,206,000	2,215,909
Citigroup Global Markets	3.34%	02/07/19	05/08/19	1,599,000	1,606,863
Citigroup Global Markets	3.34%	02/07/19	05/08/19	6,218,000	6,248,575
Citigroup Global Markets	3.34%	02/13/19	05/08/19	5,151,000	5,173,461
Citigroup Global Markets	3.34%	02/07/19	05/08/19	5,505,000	5,532,069
Citigroup Global Markets	3.34%	02/07/19	05/08/19	2,216,000	2,226,897
Deutsche Bank AG	3.61%	03/13/19	03/15/21	8,905,000	8,921,958
Deutsche Bank AG	3.63%	03/01/19	11/01/21	1,913,000	1,918,973
Deutsche Bank AG	3.66%	02/22/19	02/22/21	4,074,000	4,089,754
Deutsche Bank AG	3.73%	02/06/19	11/01/21	1,677,000	1,686,394
Deutsche Bank AG	3.77%	01/17/19	01/19/21	4,481,000	4,515,757
Deutsche Bank AG	3.78%	01/22/19	11/01/21	1,230,000	1,238,901
Deutsche Bank AG	3.78%	01/16/19	01/19/21	2,459,000	2,478,359
Deutsche Bank AG	3.78%	01/16/19	11/01/21	2,949,000	2,972,217
Deutsche Bank AG	3.80%	01/11/19	11/01/21	7,241,000	7,302,128
Deutsche Bank AG	3.80%	01/11/19	11/01/21	359,000	362,031
Deutsche Bank AG	3.80%	01/11/19	11/01/21	703,000	708,935
Deutsche Bank AG	3.80%	01/11/19	11/01/21	5,834,000	5,883,250
Deutsche Bank AG	3.80%	01/11/19	08/02/21	1,547,000	1,560,060
Deutsche Bank AG	3.80%	01/11/19	11/01/21	1,653,000	1,666,955
Deutsche Bank AG	3.80%	01/11/19	01/22/21	894,000	901,547
Deutsche Bank AG	3.80%	01/11/19	11/01/21	698,000	703,892
Deutsche Bank AG	3.80%	01/11/19	11/01/21	2,456,000	2,476,733
Deutsche Bank AG	3.80%	01/11/19	01/19/21	2,176,000	2,194,370
Deutsche Bank AG	3.80%	01/11/19	01/03/21	1,801,000	1,816,204
Deutsche Bank AG	3.80%	01/11/19	11/01/21	1,799,000	1,814,187
Deutsche Bank AG	3.80%	01/11/19	11/01/21	783,000	789,610
Morgan Stanley Bank, N.A.	3.71%	02/04/19	02/04/20	2,383,000	2,396,743
Morgan Stanley Bank, N.A.	3.71%	02/04/19	02/04/20	3,236,000	3,254,663
Morgan Stanley Bank, N.A.	3.76%	02/04/19	02/04/20	1,974,000	1,985,538
Morgan Stanley Bank, N.A.	3.81%	02/04/19	02/04/20	7,969,000	8,016,199
Morgan Stanley Bank, N.A.	3.81%	02/04/19	02/04/20	2,133,000	2,145,633
Morgan Stanley Bank, N.A.	3.81%	02/04/19	02/04/20	6,147,000	6,183,407
Morgan Stanley Bank, N.A.	3.81%	02/04/19	02/04/20	4,387,000	4,412,983
Morgan Stanley Bank, N.A.	3.82%	01/07/19	12/09/19	10,015,000	10,104,150
Morgan Stanley Bank, N.A.	3.82%	01/07/19	12/09/19	7,124,000	7,187,415
Morgan Stanley Bank, N.A.	3.82%	01/07/19	12/09/19	2,428,000	2,449,613
Morgan Stanley Bank, N.A.	3.84%	02/04/19	02/04/20	3,773,000	3,795,523
Morgan Stanley Bank, N.A.	3.84%	03/29/19	05/06/19	6,445,000	6,447,061
Morgan Stanley Bank, N.A.	3.87%	01/07/19	12/09/19	9,574,000	9,660,342
RBC (Barbados) Trading Bank Corporation	3.31%	03/06/19	06/06/19	1,935,000	1,939,622
RBC (Barbados) Trading Bank Corporation	3.31%	03/06/19	06/06/19	1,192,000	1,194,848
RBC (Barbados) Trading Bank Corporation	3.32%	03/04/19	06/04/19	3,396,000	3,404,756
RBC (Barbados) Trading Bank Corporation	3.32%	03/04/19	06/04/19	1,339,000	1,342,453

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.38%	02/15/19	05/15/19	$3,079,000	$3,092,023
RBC (Barbados) Trading Bank Corporation	3.38%	02/15/19	05/15/19	22,000	22,093
RBC (Barbados) Trading Bank Corporation	3.43%	02/05/19	05/06/19	3,608,000	3,626,921
RBC (Barbados) Trading Bank Corporation	3.44%	02/08/19	05/08/19	269,000	270,336
RBC (Barbados) Trading Bank Corporation	3.47%	03/18/19	04/17/19	4,586,000	4,592,195
RBC (Barbados) Trading Bank Corporation	3.48%	03/21/19	04/17/19	898,000	898,955
RBC (Barbados) Trading Bank Corporation	3.49%	03/20/19	05/01/19	7,061,000	7,069,225
RBC (Barbados) Trading Bank Corporation	3.49%	01/31/19	05/01/19	4,996,000	5,025,097
RBC (Barbados) Trading Bank Corporation	3.68%	02/15/19	05/15/19	2,314,000	2,324,655
RBC (Barbados) Trading Bank Corporation	3.68%	02/15/19	05/15/19	3,185,000	3,199,666
RBC (Barbados) Trading Bank Corporation	3.68%	02/15/19	05/15/19	2,388,000	2,398,996
RBC (Barbados) Trading Bank Corporation	3.69%	01/31/19	05/01/19	467,000	469,875
RBC (Barbados) Trading Bank Corporation	3.72%	03/21/19	04/17/19	6,287,000	6,290,251
RBC (Barbados) Trading Bank Corporation	3.73%	02/15/19	05/15/19	4,777,000	4,799,295
RBC (Barbados) Trading Bank Corporation	3.73%	02/19/19	05/15/19	6,960,000	6,989,596
RBC (Barbados) Trading Bank Corporation	3.73%	02/15/19	05/15/19	6,740,000	6,771,457
RBC (Barbados) Trading Bank Corporation	3.73%	02/15/19	05/15/19	8,193,000	8,231,238
RBC (Barbados) Trading Bank Corporation	3.73%	02/15/19	05/15/19	3,440,000	3,456,055
RBC (Barbados) Trading Bank Corporation	3.73%	03/26/19	05/15/19	4,618,000	4,620,874
RBC (Barbados) Trading Bank Corporation	3.74%	01/31/19	05/01/19	2,606,000	2,622,263
RBC (Barbados) Trading Bank Corporation	3.74%	01/31/19	05/01/19	1,068,000	1,074,665
RBC (Barbados) Trading Bank Corporation	3.77%	01/17/19	04/17/19	2,013,000	2,028,614
RBC (Barbados) Trading Bank Corporation	3.77%	01/17/19	04/17/19	588,000	592,561
RBC (Barbados) Trading Bank Corporation	3.77%	01/17/19	04/17/19	1,493,000	1,504,580
RBC (Barbados) Trading Bank Corporation	3.77%	01/17/19	04/17/19	3,431,000	3,457,613
RBC (Barbados) Trading Bank Corporation	3.77%	01/17/19	04/17/19	2,771,000	2,792,493
RBC (Barbados) Trading Bank Corporation	3.77%	01/17/19	04/17/19	2,815,000	2,836,835
RBC (Barbados) Trading Bank Corporation	3.77%	01/17/19	04/17/19	1,653,000	1,665,822
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	775,000	779,901
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	920,000	925,818
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	850,000	855,375
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	1,461,000	1,470,239
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	862,000	867,451
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	6,216,000	6,255,310
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	1,315,000	1,323,316
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	912,000	917,767
RBC (Barbados) Trading Bank Corporation	3.79%	01/31/19	05/01/19	13,540,000	13,625,627
RBC (Barbados) Trading Bank Corporation	3.82%	01/17/19	04/17/19	3,354,000	3,380,360
RBC (Barbados) Trading Bank Corporation	3.82%	01/17/19	04/17/19	4,794,000	4,831,677
RBC (Barbados) Trading Bank Corporation	3.82%	01/17/19	04/17/19	460,000	463,615
RBC (Barbados) Trading Bank Corporation	3.82%	01/17/19	04/17/19	1,399,000	1,409,995
RBC (Barbados) Trading Bank Corporation	3.82%	01/17/19	04/17/19	2,311,000	2,329,163
RBC (Barbados) Trading Bank Corporation	3.82%	01/17/19	04/17/19	4,792,000	4,829,662
RBC (Barbados) Trading Bank Corporation	3.82%	01/17/19	04/17/19	2,378,000	2,396,689
RBC (Barbados) Trading Bank Corporation	3.87%	01/17/19	04/17/19	3,495,000	3,522,827
Royal Bank of Canada (London)	0.71%	12/07/18	12/09/19	1,480,383	1,483,780
Royal Bank of Canada (London)	0.79%	01/22/19	01/22/20	7,611,922	7,623,585
Royal Bank of Canada (London)	0.96%	12/07/18	12/09/19	6,453,059	6,473,083
Royal Bank of Canada (London)	0.97%	03/21/19	09/23/19	102,087,743	102,118,183
Royal Bank of Canada (London)	1.00%	11/02/18	11/04/19	1,275,965	1,281,355
Royal Bank of Canada (London)	1.15%	11/02/18	11/04/19	1,248,609	1,254,673
Royal Bank of Canada (NY)	3.38%	02/15/19	05/15/19	565,000	567,390
Royal Bank of Canada (NY)	3.47%	01/17/19	04/17/19	4,082,000	4,111,145
Royal Bank of Canada (NY)	3.59%	01/03/19	04/03/19	3,408,000	3,437,887
Royal Bank of Canada (NY)	3.73%	02/15/19	05/15/19	6,607,000	6,637,836
Societe Generale Americas	3.51%	03/25/19	08/22/19	3,889,000	3,891,653
Societe Generale Americas	3.51%	03/25/19	08/22/19	2,902,000	2,903,980
Societe Generale Americas	3.53%	03/18/19	08/15/19	2,397,000	2,400,293
Societe Generale Americas	3.53%	03/18/19	08/15/19	4,529,000	4,535,222
Societe Generale Americas	3.59%	02/13/19	05/13/19	974,000	978,563

Total Reverse Repurchase Agreements Outstanding				$455,903,681	$457,834,943

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,248,000	USD	2,606,075	Citibank, N.A.	05/16/19	$(72,442)
EUR	6,779,000	USD	7,772,921	Citibank, N.A.	05/10/19	(136,588)
GBP	269,000	USD	356,237	Citibank, N.A.	06/18/19	(4,302)
USD	3,444,970	EUR	2,990,000	Citibank, N.A.	05/16/19	75,058
USD	20,225,055	EUR	17,519,000	Citibank, N.A.	05/10/19	490,447
USD	3,415,884	EUR	2,995,000	Citibank, N.A.	09/10/19	6,987
USD	19,031,776	EUR	16,422,000	Citibank, N.A.	09/25/19	317,932
USD	1,973,095	EUR	1,702,000	Citibank, N.A.	06/07/19	50,784
USD	355,482	GBP	277,000	Citibank, N.A.	06/18/19	(6,919)
USD	3,070,833	GBP	2,374,000	Citibank, N.A.	06/18/19	(35,092)
USD	8,950,087	GBP	6,721,000	Citibank, N.A.	09/25/19	116,933
USD	3,611,997	GBP	2,820,000	Citibank, N.A.	04/24/19	(67,568)
USD	8,984,817	GBP	7,053,000	Citibank, N.A.	06/18/19	(242,687)

Total Forward Foreign Currency Exchange Contracts Outstanding						$492,543

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2019

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	981,000 USD	$51,813	$50,106	$1,707
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	2,188,000 USD	115,563	96,910	18,653
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	2,202,000 USD	116,302	105,554	10,748
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,008,000 USD	53,239	60,480	(7,241)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	J.P. Morgan Securities LLC	962,000 USD	62,065	87,886	(25,821)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,261,000 USD	81,356	113,343	(31,987)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Credit Suisse Securities (USA) LLC	962,000 USD	62,065	92,409	(30,344)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	J.P. Morgan Securities LLC	69,000 USD	4,114	3,711	403
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	J.P. Morgan Securities LLC	1,071,000 USD	63,849	56,476	7,373
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,050,000 USD	62,342	134,066	(71,724)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,322,000 USD	78,813	126,231	(47,418)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,450,000 USD	$86,444	$142,155	$(55,711)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	J.P. Morgan Securities LLC	246,000 USD	14,666	24,249	(9,583)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,197,000 USD	71,361	132,403	(61,042)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	J.P. Morgan Securities LLC	1,101,000 USD	65,638	77,852	(12,214)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	675,000 USD	40,241	49,815	(9,574)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	2,430,000 USD	144,869	167,091	(22,222)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,213,000 USD	72,315	85,444	(13,129)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	2,430,000 USD	144,869	172,005	(27,136)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	J.P. Morgan Securities LLC	2,184,000 USD	130,203	136,093	(5,890)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	J.P. Morgan Securities LLC	2,597,000 USD	154,824	232,061	(77,237)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,189,000 USD	70,884	145,282	(74,398)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,193,000 USD	71,123	145,131	(74,008)

Total OTC Credit Default Swaps on Index (Buy Protection)						$1,818,958	$2,436,753	$(617,795)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2019

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	8,732,726 USD	$(1,355,768)	$(1,386,381)	$30,613
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	622,298 USD	(96,613)	(77,792)	(18,821)
CMBX.NA.AA.4	AA	1.65%	1M	2/17/2051	Goldman Sachs International	139,215 USD	(36,499)	(46,959)	10,460
CMBX.NA.AA.4	AA	1.65%	1M	2/17/2051	Goldman Sachs International	2,852,733 USD	(747,927)	(1,129,160)	381,233
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	992,000 USD	(52,394)	(65,541)	13,147
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	101,000 USD	(5,116)	(4,960)	(156)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	103,000 USD	(5,217)	(5,242)	25

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	96,000 USD	$(5,070)	$(5,127)	$57
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	162,000 USD	(8,556)	(8,861)	305
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	343,000 USD	(18,116)	(21,793)	3,677
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	83,000 USD	(4,384)	(4,619)	235
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	244,000 USD	(12,887)	(13,056)	169
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	174,000 USD	(9,190)	(9,715)	525
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	196,000 USD	(10,352)	(11,646)	1,294
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	1,170,000 USD	(61,795)	(90,173)	28,378
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	517,000 USD	(27,306)	(29,387)	2,081
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	445,000 USD	(23,503)	(20,492)	(3,011)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	413,000 USD	(21,813)	(19,766)	(2,047)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	69,000 USD	(3,644)	(3,718)	74
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	58,000 USD	(3,063)	(2,446)	(617)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	61,000 USD	(3,222)	(2,772)	(450)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	152,000 USD	(8,028)	(8,847)	819
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	171,000 USD	(9,032)	(9,553)	521
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	1,396,000 USD	(73,732)	(97,103)	23,371
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse Securities (USA) LLC	2,601,000 USD	(137,376)	(155,956)	18,580
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	2,381,000 USD	(125,756)	(120,970)	(4,786)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,704,000 USD	(90,000)	(105,137)	15,137
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,636,000 USD	(86,408)	(115,720)	29,312

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	255,000 USD	$(13,468)	$(11,924)	$(1,544)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,277,000 USD	(67,447)	(58,928)	(8,519)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,277,000 USD	(67,447)	(59,320)	(8,127)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	3,408,000 USD	(179,999)	(218,944)	38,945
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,704,000 USD	(90,000)	(107,179)	17,179
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,636,000 USD	(86,408)	(114,269)	27,861
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse Securities (USA) LLC	1,226,000 USD	(64,753)	(93,026)	28,273
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	310,000 USD	(16,373)	(23,477)	7,104
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse Securities (USA) LLC	269,000 USD	(14,208)	(21,966)	7,758
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse Securities (USA) LLC	1,077,000 USD	(56,884)	(72,776)	15,892
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,195,000 USD	(63,116)	(90,032)	26,916
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,153,000 USD	(60,898)	(84,169)	23,271
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,153,000 USD	(60,898)	(84,169)	23,271
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	2,176,000 USD	(114,929)	(157,373)	42,444
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	193,000 USD	(10,194)	(11,690)	1,496
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse Securities (USA) LLC	1,238,000 USD	(65,387)	(75,792)	10,405
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse Securities (USA) LLC	2,612,000 USD	(137,957)	(161,060)	23,103
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	J.P. Morgan Securities LLC	1,289,000 USD	(83,162)	(86,083)	2,921
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,232,000 USD	(79,485)	(82,442)	2,957

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	Credit Suisse Securities (USA) LLC	664,000 USD	$(42,839)	$(60,131)	$17,292
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	528,000 USD	(35,754)	(37,832)	2,078
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	454,000 USD	(30,697)	(29,385)	(1,312)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	694,000 USD	(46,995)	(44,001)	(2,994)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	178,000 USD	(12,054)	(13,385)	1,331
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	96,000 USD	(6,501)	(6,578)	77
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	(23,362)	(28,337)	4,975
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	(23,362)	(28,414)	5,052
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	(23,362)	(28,259)	4,897
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	144,000 USD	(9,751)	(11,731)	1,980
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	(23,362)	(28,259)	4,897
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	496,000 USD	(33,587)	(35,539)	1,952
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	833,000 USD	(56,408)	(55,832)	(576)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	103,000 USD	(6,752)	(6,609)	(143)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	2,262,000 USD	(153,175)	(168,344)	15,169
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,865,000 USD	(126,292)	(122,773)	(3,519)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	345,000 USD	(23,362)	(28,027)	4,665
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	526,000 USD	(35,619)	(32,049)	(3,570)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,279,000 USD	$(86,610)	$(185,154)	$98,544
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,340,000 USD	(90,740)	(194,722)	103,982
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,538,000 USD	(104,148)	(227,719)	123,571
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,155,000 USD	(78,213)	(173,526)	95,313
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000 USD	(88,303)	(203,631)	115,328
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000 USD	(65,008)	(144,974)	79,966
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,717,000 USD	(116,270)	(263,892)	147,622
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,018,000 USD	(68,936)	(136,090)	67,154
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,556,000 USD	(105,367)	(211,160)	105,793
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000 USD	(105,096)	(184,932)	79,836
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	228,000 USD	(15,439)	(20,211)	4,772
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	1,159,000 USD	(78,484)	(104,491)	26,007
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	415,000 USD	(28,102)	(40,370)	12,268
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	787,000 USD	(53,293)	(74,382)	21,089
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	426,000 USD	(28,847)	(33,890)	5,043
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	852,000 USD	(57,695)	(67,580)	9,885
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	771,000 USD	(52,210)	(73,983)	21,773
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	185,000 USD	(12,528)	(16,486)	3,958
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	446,000 USD	(30,202)	(38,704)	8,502

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	806,000 USD	$(54,580)	$(65,086)	$10,506
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	274,000 USD	(18,554)	(27,880)	9,326
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	767,000 USD	(51,939)	(78,372)	26,433
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,498,000 USD	(101,440)	(144,339)	42,899
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	19,000 USD	(1,287)	(1,520)	233
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	740,000 USD	(50,110)	(71,263)	21,153
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,049,000 USD	(71,035)	(98,325)	27,290
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,498,000 USD	(101,440)	(142,221)	40,781
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	796,000 USD	(53,902)	(81,271)	27,369
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	262,000 USD	(17,742)	(24,743)	7,001
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	857,000 USD	(58,033)	(56,273)	(1,760)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	507,000 USD	(34,332)	(40,803)	6,471
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	314,000 USD	(21,263)	(21,807)	544
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	3,364,000 USD	(227,799)	(249,338)	21,539
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	671,000 USD	(45,438)	(57,062)	11,624
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	264,000 USD	(17,877)	(22,460)	4,583
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	168,000 USD	(11,376)	(14,618)	3,242
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(20,315)	(26,334)	6,019
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(20,315)	(26,876)	6,561

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	299,000 USD	$(20,247)	$(27,658)	$7,411
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	941,000 USD	(63,721)	(87,161)	23,440
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,881,000 USD	(127,375)	(166,813)	39,438
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	223,000 USD	(15,101)	(19,237)	4,136
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse Securities (USA) LLC	223,000 USD	(15,101)	(19,247)	4,146
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,278,000 USD	(86,542)	(129,383)	42,841
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	137,000 USD	(9,277)	(16,042)	6,765
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	1,492,000 USD	(88,948)	(105,398)	16,450
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	377,000 USD	(22,475)	(20,445)	(2,030)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	240,000 USD	(14,308)	(14,054)	(254)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,872,000 USD	(111,602)	(134,063)	22,461
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,427,000 USD	(85,073)	(127,391)	42,318
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,213,000 USD	(72,315)	(133,912)	61,597
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,328,000 USD	(79,171)	(166,039)	86,868
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	2,878,000 USD	(171,577)	(259,336)	87,759
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	2,075,000 USD	(123,705)	(200,467)	76,762
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,051,000 USD	(62,657)	(96,155)	33,498
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,558,000 USD	(92,883)	(149,605)	56,722

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	874,000 USD	$(52,105)	$(85,776)	$33,671
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,717,000 USD	(102,362)	(228,328)	125,966
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	1,958,000 USD	(116,729)	(193,900)	77,171
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,460,000 USD	(87,040)	(133,969)	46,929
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,018,000 USD	(60,690)	(115,916)	55,226
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,018,000 USD	(60,690)	(115,916)	55,226
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	3,716,000 USD	(221,536)	(394,078)	172,542
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	3,256,000 USD	(194,112)	(363,463)	169,351
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	228,000 USD	(13,593)	(18,041)	4,448
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	1,611,000 USD	(96,042)	(112,733)	16,691
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	773,000 USD	(46,084)	(58,248)	12,164
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	569,000 USD	(33,922)	(44,592)	10,670
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	285,000 USD	(16,991)	(22,490)	5,499
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	792,000 USD	(47,216)	(54,496)	7,280
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	966,000 USD	(57,346)	(68,377)	11,031
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	223,000 USD	(13,295)	(16,810)	3,515
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	782,000 USD	(46,620)	(59,569)	12,949
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	782,000 USD	(46,620)	(60,205)	13,585

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse Securities (USA) LLC	240,000 USD	$(14,308)	$(19,561)	$5,253
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	186,000 USD	(11,089)	(15,160)	4,071
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	252,000 USD	(15,023)	(19,467)	4,444
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	372,000 USD	(22,177)	(29,010)	6,833

Total OTC Credit Default Swaps on Index (Sell Protection)							$(9,970,950)	$(13,701,995)	$3,731,045

(a)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Credit Default Swap on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2019

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corp	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000 USD	$(84,899)	$440,355	$(525,254)
Kohl’s Corp	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	19,980,000 USD	(248,504)	1,016,877	(1,265,381)
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000 USD	(467,931)	93,288	(561,219)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000 USD	66,769	613,564	(546,795)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000 USD	66,769	665,418	(598,649)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000 USD	103,945	1,181,783	(1,077,838)
Target Corporation	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000 USD	(463,016)	(378,017)	(84,999)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(1,026,867)	$3,633,268	$(4,660,135)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

OTC Total Return Swaps Outstanding at March 31, 2019

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alpha Group SARL	1/29/2025	3M	Citibank, N.A.	E + 1.10(a)	1,265,000 EUR	$(10,355)	$—	$(10,355)
Casablanca US Holdings, Inc.	3/25/2024	3M	Citibank, N.A.	L + 1.10(b)	348,121 USD	(4,352)	—	(4,352)
Casablanca US Holdings, Inc.	3/25/2024	3M	Citibank, N.A.	L + 1.10(b)	709,417 USD	16,849	—	16,849
Casablanca US Holdings, Inc.	3/25/2024	3M	Citibank, N.A.	L + 1.10(b)	69,300,000 USD	(1,732,500)	—	(1,732,500)
Compass III	5/7/2025	6M	Citibank, N.A.	E + 1.10(c)	4,313,000 EUR	23,204	—	23,204
Diamond Resorts International, Inc.	9/2/2023	1M	Citibank, N.A.	L + 1.10(d)	14,329,791 USD	(626,928)	—	(626,928)
Diamond Resorts International, Inc.	9/2/2023	1M	Citibank, N.A.	L + 1.10(d)	775,183 USD	(49,418)	—	(49,418)
Marriott Ownership Resorts, Inc.	8/29/2025	1M	Citibank, N.A.	L + 1.10(d)	345,135 USD	(1,726)	—	(1,726)
Marriott Ownership Resorts, Inc.	8/29/2025	1M	Citibank, N.A.	L + 1.10(d)	348,128 USD	(1,306)	—	(1,306)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	12,491,740 GBP	(813,868)	—	(813,868)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	1,130,993 GBP	(73,687)	—	(73,687)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	4,930,556 GBP	(321,238)	—	(321,238)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	2,027,688 GBP	(92,476)	—	(92,476)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	3,503,820 GBP	(216,869)	—	(216,869)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	46,281 GBP	1,357	—	1,357
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	364,463 GBP	4,749	—	4,749
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	121,488 GBP	1,979	—	1,979
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	329,752 GBP	(1,740)	—	(1,740)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	619,973 GBP	(3,029)	—	(3,029)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L + 1.10(d)	876,447 GBP	(2,855)	—	(2,855)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)		Unrealized Appreciation (Depreciation)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L+1.10(d)	1,537,880 GBP	$(22,544)		$—	$(22,544)
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L+1.10(d)	564,050 GBP	29,399		—	29,399
Parkdean Resorts Holdco Limited	3/4/2024	1M	Citibank, N.A.	L+1.10(d)	1,492,564 GBP	(60,778)		—	(60,778)

Total OTC Total Return Swaps Outstanding						$(3,958,132)	$		$(3,958,132)

(a)	E 3 month EURIBOR
(b)	L 3 month LIBOR
(c)	E 6 month EURIBOR
(d)	L 1 month LIBOR

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2019

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.58%	3M	08/5/2025	Citibank, N.A.	7,000,000 USD	$(112,321)	$—	$(112,321)
Receives	Three-Month Libor	2.63%	3M	09/15/2028	Citibank, N.A.	15,000,000 USD	(304,834)	—	(304,834)
Receives	Three-Month Libor	2.63%	3M	08/13/2026	Citibank, N.A.	23,000,000 USD	(466,803)	—	(466,803)
Receives	Three-Month Libor	2.67%	3M	09/13/2028	Citibank, N.A.	5,000,000 USD	(121,897)	—	(121,897)
Receives	Three-Month Libor	2.72%	3M	09/8/2028	Citibank, N.A.	1,000,000 USD	(27,985)	—	(27,985)
Receives	Three-Month Libor	2.72%	3M	08/8/2028	Citibank, N.A.	5,000,000 USD	(140,637)	—	(140,637)
Receives	Three-Month Libor	2.86%	3M	02/24/2023	Citibank, N.A.	15,000,000 USD	(323,842)	—	(323,842)
Receives	Three-Month Libor	3.00%	3M	03/14/2023	Citibank, N.A.	100,000,000 USD	(2,738,292)	—	(2,738,292)
Receives	Three-Month Libor	3.01%	3M	03/14/2025	Citibank, N.A.	105,000,000 USD	(4,217,539)	—	(4,217,539)
Receives	Three-Month Libor	3.11%	3M	03/20/2028	Citibank, N.A.	10,000,000 USD	(599,660)	—	(599,660)
Receives	Three-Month Libor	3.16%	3M	03/25/2028	Citibank, N.A.	10,000,000 USD	(642,711)	—	(642,711)
Receives	Three-Month Libor	3.26%	3M	05/23/2048	Citibank, N.A.	3,000,000 USD	(433,887)	—	(433,887)
Receives	Three-Month Libor	3.27%	3M	05/7/2028	Citibank, N.A.	10,000,000 USD	(737,610)	—	(737,610)
Receives	Three-Month Libor	3.29%	3M	04/22/2028	Citibank, N.A.	10,000,000 USD	(749,238)	—	(749,238)
Receives	Three-Month Libor	3.37%	3M	05/9/2033	Citibank, N.A.	8,000,000 USD	(847,437)	—	(847,437)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(12,464,693)	$—	$(12,464,693)

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
REITS	Real Estate Investment Trusts
Currency Legend:
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments

For the Period Ended March 31, 2019 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments is reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund is presented as consolidated with the Subsidiary. Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that the Consolidated Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended March 31, 2019 (Unaudited)

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at March 31, 2019:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$700,094,310	$12,469,397	$712,563,707
Interest Only Commercial Mortgage-Backed Securities	—	82,167,301	83,885	82,251,186
Residential Mortgage-Backed Securities	—	200,851,080	—	200,851,080
Collateralized Debt Obligations	—	3,797,960	—	3,797,960
Bank Loan		65,173,264	—	65,173,264
High Yield Bonds & Notes	—	93,672,304	—	93,672,304
Common Stock	3,893,309	—	—	3,893,309
Purchased Options	350,009	—		350,009
Money Market Fund	37,235,320	—	—	37,235,320
Total Investments in Securities	$41,478,638	$1,145,756,219	$12,553,282	$1,199,788,139
Forward Foreign Currency Exchange Contracts(a)	—	1,058,141	—	1,058,141
Credit Default Swap Contracts	—	2,056,441	—	2,056,441
Total Return Swap Contracts(a)	—	77,537	—	77,537
Total Assets	$41,478,638	$1,148,948,338	$12,553,282	$1,202,980,258

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$26,746,322	$—	$26,746,322
U.S. Treasury Notes	—	38,442,500	—	38,442,500
Total Securities Sold Short	—	65,188,822	—	65,188,822
Unfunded Loan Commitment(a)	—	8,059	—	8,059
Options Written	55,900	—	—	55,900
Reverse Repurchase Agreements	—	457,834,943	—	457,834,943
Forward Foreign Currency Exchange Contracts(a)	—	565,598	—	565,598
Credit Default Swap Contracts	—	11,235,300	—	11,235,300
Total Return Swap Contracts(a)	—	4,035,669	—	4,035,669
Interest Rate Swap Contracts	—	12,464,693	—	12,464,693
Total Liabilities	$55,900	$551,333,084	$—	$551,388,984

(a)	Represents unrealized appreciation (depreciation).

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

	Investments in Securities, at fair value
	Commerical Mortgage-Backed Securities	Residential Mortgage-Backed Securities
Balance as of December 31, 2018	$20,026,771	$—
Transfers In	—	259,254
Transfers Out	(9,628,681)	—
Purchases	2,255,955	346,377
Sales	—	(469,738)
Amortization	—	—
Net realized gain (loss)	—	(10,545)
Net change in unrealized appreciation	(184,648)	(41,463)

Balance as of March 31, 2019	$12,469,397	$83,885

Net change in unrealized depreciation related to investments still held as of March 31, 2019	$(184,648)	$(41,463)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended March 31, 2019 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of March 31, 2019.

Investments in Securities, at fair value	Fair Value at March 31, 2019	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Commercial Mortgage-Backed Securities	$12,469,397	Quote from Pricing Service Provider	Indicative Bid	N/A
Residential Mortgage-Backed Securities	$83,885	Quote from Pricing Service Provider	Indicative Bid	N/A